EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EXPLORATION AND EVALUATION ASSETS [Text Block]
4.	EXPLORATION AND EVALUATION ASSETS

The Company owns a 100% interest in the MacArthur and Yerington properties, and has an option to earn a 100% interest in the Bear and Wassuk properties, which are located in Yerington District, Nevada.

In April 2017, the Company entered into a lease agreement with Chuchuna Minerals Company (“ Chuchuna ”) to earn a 90% interest in Groundhog property located in Alaska.

On September 11, 2017, Freeport-McMoRan Nevada LLC (“ Freeport Nevada ”) terminated the Membership Interest Option Agreement (the “ Option Agreement ”) that was entered on June 13, 2014, as amended. The Option Agreement had provided a total of $14.54 million in funding to the Company which was used in exploration, land maintenance, environmental compliance, and general administration of the Yerington District properties.

During the year ended December 31, 2017, the Company spent $4.58 million in Yerington and $1.5 million in exploration work at Groundhog.

Total mineral property maintenance and exploration costs are listed in the table below:

	United States						Mexico
	MacArthur	Yerington	Bear	Wassuk	Groundhog	Other	Nieves	Total
	$	$	$	$	$	$	$	$
December 31, 2015	18,700	9,315	3,750	660	-	1,562	2,388	36,375
Option payments	(368)	(231)	(3,976)	-	-	-	(1,500)	(6,075)
Balance, December 31, 2015	18,332	9,084	(226)	660	-	1,562	888	30,300
Additions:
Property maintenance	150	63	1,388	152	-	-	-	1,753
Geological & mapping	-	376	732	-	-	-	-	1,108
Geophysical & survey	79	154	46	-	-	-	-	279
Assay & labs	4	1	80	-	-	-	-	85
Drilling	-	-	1,150	-	-	-	-	1,150
Other	47	78	322	-	-	-	-	447
	280	672	3,718	152	-	-	-	4,822
Disposal	-	-	-	-	-	(82)	(888)	(970)
Impairment	-	-	-	-	-	(1,480)	-	(1,480)
Option payments	(1,075)	(356)	(3,492)	(152)	-	-	-	(5,075)
Balance, December 31, 2016	17,537	9,400	-	660	-	-	-	27,597
Additions:
Property maintenance	151	160	895	252	126	-	-	1,584
Geological & mapping	47	639	-	6	412	-	-	1,104
Geophysical & survey	34	240	95	1	525	-	-	895
Assay & labs	42	104	-	85	-	-	-	231
Drilling	300	1,393	4	-	200	-	-	1,897
Other	-	131	1	-	248		-	380
	574	2,667	995	344	1,511	-	-	6,091
Option payments	(223)	(1,495)	(675)	-	-	-	-	(2,393)
Balance, December 31, 2017	17,888	10,572	320	1,004	1,511	-	-	31,295
a)	MacArthur, Nevada

The Company earned its 100% interest in the MacArthur property by paying $2.2 million over 10 years. The property is subject to a 2% net smelter return royalty (“ NSR ”), which may be reduced to a 1% NSR royalty for a consideration of $1.0 million.

b)	Yerington Pit, Nevada

The Company acquired a 100% interest in the Yerington property from the Arimetco bankruptcy proceeding in April 2011 for $500,000 cash and 250,000 common shares.

The acquisition followed years of due-diligence studies and negotiations with state and federal agencies and the receipt of Bona Fide Prospective Purchase letters from the U.S. Environmental Protection Agency (“ EPA ”), the Nevada Division of Environmental Protection and the Bureau of Land Management to protect SPS from liability emanating from activities of the former mine owners and operations.

The property has a 2% NSR royalty capped at $7.5 million on commencement of commercial production.

c)	Bear, Nevada

Bear Deposit consists of five option agreements covering private land in Yerington, Nevada. Under the terms of these option agreements, as amended, the Company is required to make approximately $5.0 million in cash payments over 11 years ($3.72 million paid) in order to maintain the exclusive right to purchase the land, mineral rights and certain water rights and to conduct mineral exploration on these properties. Aggregate payments due under the five option agreements by year are as follows:

•	$1,458,774 paid prior to December 31, 2015;
•	$1,363,258 due in 2016 (paid);
•	$895,258 due in 2017 (paid);
•	$688,000 due in 2018;
•	$238,000 due in 2019;
•	$188,000 due in 2020;
•	$63,000 each due in 2021 and 2022, respectively; and
•	$51,000 due in 2023

d)	Wassuk, Nevada

The Company has an option to earn an interest in certain unpatented mining claims in Lyon County, Nevada, over ten years and is required to make $1.51 million in cash payments ($850,000 paid) and incur a work commitment of $300,000 ($92,112 incurred) by August 1, 2018 as below:

•	$550,000 paid up to August 1, 2015;
•	$100,000 on or before August 1, 2016 (paid);
•	$200,000 each on or before August 1, 2017 (paid) and 2018; and
•	$230,000 each on or before August 1, 2019 and 2020, respectively.

The property is subject to a 3% NSR royalty upon commencing commercial production, which can be reduced to a 2% NSR royalty in consideration for $1.5 million.

e)	Groundhog, Alaska

On April 25, 2017, the Company announced it signed a lease agreement with Chuchuna Minerals Company giving it an option to acquire a 90% interest in the Groundhog copper prospect, located 200 miles southwest of Anchorage, Alaska. To earn the 90% interest, the Company is required to fund a total of $5.0 million of exploration expenditure over five years ($1.5 million made in 2017), and to make a lump sum payment to Chuchuna of $3.0 million by the end of the fifth year.

The Company has no obligation to exercise its option and can terminate the agreement at its discretion annually.

If the Company exercises its option to acquire 90% of Groundhog, Chuchuna and Quaterra will enter into a joint venture agreement. Chuchuna will retain a 10% interest in the property carried to production, and a NSR royalty of 1.75%. Within the first ten years the Company may purchase 50% of the NSR by paying Chuchuna $25 million.